PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
PROMISSORY NOTES

NOTE 6 – PROMISSORY NOTES

Promissory notes consisted of the following at June 30, 2023, and December 31, 2022:

	June 30, 2023	December 31, 2022

Cash Call note payable, due August 2020 – past maturity	$24,785	$24,785
Elder note payable, 10% interest, due March 2020 – past maturity	1,500	1,500
Elder note Payable, 15% interest, due March 2021- past maturity	76,477	76,477
Redwood Trust note payable, 12% interest, due February 2023	1,787,000	1,787,000
Total Notes Payable	$1,889,762	$1,889,762
Less discounts	-	(4,146)

Total Promissory notes, net of discount	1,889,762	1,885,616

Less current portion	(1,889,762)	(1,885,616)

Total Promissory notes, net of discount - long term	$-	$-

Interest expense related to the amortization of the associated debt discount for the three months ended June 30, 2023 and 2022, was $4,146 and $0, respectively, and $8,292 and $0, respectively for the six months ended June 30, 2023 and 2022.

Redwood Trust

On January 21, 2021, the Company refinanced its existing first and second mortgage loans on the 80 acres of land and the structure located at Sycamore Road in Hemet, California for aggregate amount of $1,787,000, carrying coupon at twelve (12) percent, payable in monthly interest installments of $17,870 starting on September 1st, 2021, and continuing monthly thereafter until maturity on February 1st, 2023, at which time all sums of principal and interest then remaining unpaid shall be due and payable. The balloon payment promissory note is secured by deed of trust. The refinanced amount paid off the first and second mortgage loans with a net funding to the Company of approximately $387,000, net of finders’ fees. There has been no activity during the three and six months ended June 30, 2023. The Company incurred $107,220 of interest expense and paid $0 of interest during the six months ended June 30, 2023. Accrued interest was $180,260 and $73,040 as of June 30, 2023 and December 31, 2022, respectively.

On June 27, 2023, the Company, through Emerald Grove Estates, LLC, its wholly owned company, executed a modification agreement, under which the maturity date was extended to January 1, 2024, and the payment of all unpaid interest, late fees, charges for a total amount of $236,116.

Cash Call, Inc. – In default

On March 19, 2018, the Company issued a promissory note to CashCall, Inc. for $75,000 of cash consideration. The note bears interest at 94%, matures on August 1, 2020. The Company also recorded a $7,500 debt discount due to origination fees due at the beginning of the note, which was fully amortized as of June 30, 2023 and December 31, 2022. There was no activity during the three and six months ended June 30, 2023.

On August 2, 2022, the Company and Cash Call settled for an aggregate principal of $23,641 payable in one lump sum or a series of 9 installments of $3,152. No payment was made under this settlement agreement.

As of June 30, 2023 and December 31, 2022, the remaining principal balance was $24,785. The Company has not incurred any interest expense related to this promissory note during the three and six months ended June 30, 2023 due to the agreed upon settlement amount.

Christopher Elder – In default

On December 15, 2020, the Company entered into a promissory note pursuant to which the Company borrowed $126,477. Interest under the promissory note is 15% per annum, and the principal and all accrued but unpaid interest is due on March 15, 2021. The note is in technical default as it is past maturity date and the Company failed to repay the outstanding principal and accrued interest.

There was no activity during the three and six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, the remaining principal balance was $76,477.

The Company incurred approximately $5,871 and $5,790 of interest during the six months ended June 30, 2023 and 2022, respectively. Accrued interest was $30,053 and $24,182 as of June 30, 2023 and December 31, respectively.

The Company also has a balance of $347,290 owed and currently recorded and presented as accounts receivable in the consolidated balance sheet as of June 30, 2023 and December 31, 2022. The Company fully impaired the remaining balance of its receivable as of June 30, 2023 and December 31, 2022, due to uncertainty pertaining to the capacity to pay of the Company’s debtor.

NOTE 6 – PROMISSORY NOTES

Promissory notes consisted of the following at December 31, 2022, and 2021:

	December 31, 2022	December 31, 2021

Cash Call note payable, due August 2020 – past maturity	$24,785	$24,785
Elder note payable, 10% interest, due March 2020 – past maturity	1,500	1,500
Elder note Payable, 15% interest, due March 2021- past maturity	76,477	76,477
Redwood Trust note payable, 12% interest, due February 2023	1,787,000	1,787,000
Total Notes Payable	$1,889,762	$1,889,762
Less discounts	(4,146)	(51,462)

Total Promissory notes, net of discount	1,885,616	1,838,300

Less current portion	(1,885,616)	(102,762)

Total Promissory notes, net of discount - long term	$-	$1,735,538

Interest expense related to the amortization of the associated debt discount for the year ended December 31, 2022, and 2021 was $47,316 and $296,541, respectively.

Redwood Trust

On January 21, 2021, the Company refinanced its existing first and second mortgage loans on the 80 acres of land and the structure located at Sycamore Road in Hemet, California for aggregate amount of $1,787,000, carrying coupon at twelve (12) percent, payable in monthly interest installments of $17,870 starting on September 1st, 2021, and continuing monthly thereafter until maturity on February 1st, 2023, at which time all sums of principal and interest then remaining unpaid shall be due and payable. The balloon payment promissory note is secured by deed of trust. The refinanced amount paid off the first and second mortgage loans with a net funding to the Company of approximately $387,000, net of finders’ fees. There has been no activity during the year ended December 31, 2022. The Company incurred $180,000 of interest expense and paid $142,960 of interest, of which $35,740 was paid by a related party, during the year ended December 31, 2022. Accrued interest was $73,040 as of December 31, 2022.

Cash Call, Inc. – In default

On March 19, 2018, the Company issued a promissory note to CashCall, Inc. for $75,000 of cash consideration. The note bears interest at 94%, matures on August 1, 2020. The Company also recorded a $7,500 debt discount due to origination fees due at the beginning of the note, which was fully amortized as of December 31, 2022 and 2021. The Company paid down $0 and $11,821 of the principal during the years ended December 31, 2022, and 2021, respectively.

On August 2, 2022, the Company and Cash Call settled for an aggregate principal of $23,641 payable in one lump sum or a series of 9 installments of $3,152. No payment was made under this settlement agreement.

As of December 31, 2022, and 2021, the remaining principal balance was $24,785. The Company has not incurred any interest expense related to this promissory note during the years ended December 31, 2022, and 2021.

Christopher Elder – In default

On December 15, 2020, the Company entered into a promissory note pursuant to which the Company borrowed $126,477. Interest under the promissory note is 15% per annum, and the principal and all accrued but unpaid interest is due on March 15, 2021. The note is in technical default as it is past maturity date and the Company failed to repay the outstanding principal and accrued interest.

The Company paid down $0 and $50,000 of the principal during the years ended December 31, 2022, and 2021, respectively. As of December 31, 2022, and 2021, the remaining principal balance was $76,477.

The Company incurred approximately $11,350 and $11,310 of interest during the year ended December 31, 2022, and 2021, respectively. Accrued interest was $23,500 and $12,563 as of December 31, 2022 and 2021, respectively.

The Company also has a balance of $347,290 owed and currently recorded and presented as accounts receivable in the consolidated balance sheet as of December 31, 2022. The Company fully impaired the remaining balance of its receivable as of December 31, 2022, due to uncertainty pertaining to the capacity to pay of the Company’s debtor.